SUPPLEMENT DATED JUNE 2, 2000 TO
STATEMENTS OF ADDITIONAL INFORMATION*

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	Effective June 5, 2000, the Board of Directors/Trustees of
each Fund has approved Distribution Agreements with Salomon Smith
Barney Inc. and PFS Distributors Inc., replacing the Distribution
Agreement with CFBDS, Inc.

SMITH BARNEY AGGRESSIVE GROWTH FUND INC.			December 20, 1999
SMITH BARNEY APPRECIATION FUND INC.				April 28, 2000
SMITH BARNEY CONCERT ALLOCATION SERIES INC.		June 1, 1999
SMITH BARNEY EQUITY FUNDS					May 30, 2000
	CONCERT SOCIAL AWARENESS FUND
SMITH BARNEY FUNDAMENTAL VALUE FUND INC.			January 28, 2000
SMITH BARNEY INCOME FUNDS
	SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND	November 28, 1999
	SMITH BARNEY EXCHANGE RESERVE FUND			November 28, 1999
SMITH BARNEY INVESTMENT FUNDS INC.
CONCERT PEACHTREE GROWTH FUND					March 13, 2000
SMITH BARNEY MONEY FUNDS, INC.				April 28, 2000
	CASH PORTFOLIO
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* Statements of Additional Information dated:


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